5. Property and Equipment: Schedule of Property and Equipment (Tables)	9 Months Ended
Mar. 31, 2014
Tables/Schedules
Schedule of Property and Equipment

	March 31, 2014	June 30, 2013
Furniture	$35,997	$32,966
Manufacturing equipment	209,359	193,948
Office Equipment	54,435	52,706
Leasehold improvements	85,320	80,650
Computer software	52,150	51,918
Less accumulated depreciation and amortization	(230,706)	(182,345)
Property and equipment, net	$206,555	$229,843